Annual Total Returns[BarChart] - PROFUND VP INTERNET - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.91%)	19.76%	51.71%	1.12%	20.35%	5.53%	36.05%	4.93%	18.03%	50.82%